Goodwill, Net	6 Months Ended
Dec. 31, 2025
Goodwill, Net [Abstract]
Goodwill, net

(11) Goodwill, net

The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2024 and 2025 are as follows:

	Qingdao Maisi	Glyken Bird Nest	Total
	RMB	RMB	RMB
Gross as of June 30, 2024	-	-	-
Addition for business combination	-	-	-
Gross as of December 31, 2024	-	-	-
Accumulated impairment loss as of June 30, 2024	-	-	-
Impairment loss	-	-	-
Accumulated impairment loss as of December 31, 2024	-	-	-
Net as of June 30, 2024	-	-	-
Net as of December 31, 2024	-	-	-
	Qingdao Maisi	Glyken Bird Nest	Total
	RMB	RMB	RMB
Gross as of June 30, 2024	-	-	-
Addition for business combination	-	-	-
Gross as of December 31, 2024	-	-	-
Accumulated impairment loss as of June 30, 2024	-	-	-
Impairment loss	-	-	-
Accumulated impairment loss as of December 31, 2024	-	-	-
Net as of June 30, 2024	-	-	-
Net as of December 31, 2024	-	-	-

Gross as of June 30, 2025	-	-	-
Addition for business combination	907,877	84,962	992,839
Gross as of December 31, 2025	907,877	84,962	992,839
Accumulated impairment loss as of June 30, 2025	-	-	-
Impairment loss	-	-	-
Accumulated impairment loss as of December 31, 2025	-	-	-
Net as of June 30, 2025	-	-	-
Net as of December 31, 2025	907,877	84,962	992,839

The Group performs annual goodwill impairment test at each year end. For the six months ended December 31, 2024 and 2025, no impairment loss on goodwill was recognized in the consolidated statement of operations and comprehensive loss.